OPERATING SEGMENTS - Revenue by Product (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gold
Disclosure of products and services [line items]
Revenue (as a percent)	87.00%	80.00%
Silver
Disclosure of products and services [line items]
Revenue (as a percent)	12.00%	20.00%
Zinc
Disclosure of products and services [line items]
Revenue (as a percent)	1.00%	0.00%
Lead
Disclosure of products and services [line items]
Revenue (as a percent)	0.00%	0.00%
Customer One
Disclosure of products and services [line items]
Revenue (as a percent)	51.00%	7.00%